GOLDMAN SACHS TRUST

Class A Shares, Class C Shares, Institutional Shares, Service Shares, Investor Shares, Class R6 Shares and Class T Shares of the

Goldman Sachs Focused International Equity Fund

(the “Fund”)

Supplement dated December 15, 2017 to the

Prospectus, Summary Prospectus, and Statement of Additional Information (the “SAI”),

each dated February 28, 2017, each as supplemented to date

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

The Board of Trustees of the Goldman Sachs Trust (the “Board”) recently approved changes to the Fund’s name and principal investment strategy. These changes will be effective after the close of business on February 27, 2018 (the “Effective Date”).

Accordingly, on the Effective Date, the Fund’s Prospectus, Summary Prospectus, and SAI are revised as follows:

The Fund’s name will change to the “Goldman Sachs International Equity ESG Fund.” All references in the Prospectus, Summary Prospectus, and SAI to the “Goldman Sachs Focused International Equity Fund” are replaced with “Goldman Sachs International Equity ESG Fund.”

The following replaces in its entirety the “Goldman Sachs Focused International Equity Fund—Summary—Principal Strategy” section of the Prospectus and “Principal Strategy” section of the Summary Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Investment Adviser uses a quantitative and qualitative process to identify, at the time of investment, issuers that satisfy the Fund’s ESG criteria. The Investment Adviser evaluates company ESG performance based on fundamental, proprietary research using internal and external data sources as well as engagement with company management.

The Investment Adviser analyzes individual companies, incorporating the Fund’s ESG criteria as part of a fundamental, bottom-up financial analysis. The Investment Adviser conducts an analysis of the issuer’s corporate governance factors and a range of environmental and social factors that may vary by sector, alongside traditional fundamental metrics. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis.

The Investment Adviser’s process begins with an investment universe comprising the stocks held in the MSCI EAFE Index and its own research coverage. The Investment Adviser then seeks to avoid what the Investment Adviser believes to be structurally unattractive market segments, industries that do not meet the Fund’s ESG criteria, and particular companies with weak corporate governance that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

⬛	gambling,
⬛	adult entertainment,
⬛	alcohol,
⬛	tobacco,
⬛	coal, and
⬛	weapons.

Finally, the Investment Adviser selects a portfolio of stocks based on its research, proprietary valuation, ESG analysis, and dialogues with company management.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Japan, but may also invest in securities of issuers located in emerging countries. From time to time, the Fund’s investments in a particular developed country may exceed 25% of its investment portfolio.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index (Net, USD, Unhedged).

The following paragraph titled “ESG Standards Risk” is added to the section “Goldman Sachs Focused International Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

ESG Standards Risk. The Fund’s adherence to its ESG standards when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG standards may also affect the Fund’s performance relative to similar funds that do not adhere to such standards. Additionally, identifying and selecting equity investments in emerging country issuers that adhere to the ESG standards often require subjective analysis and may be relatively more difficult than applying the ESG standards to equity investments of all issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies. The ESG standards to which the Fund adheres may be changed without shareholder approval.

The following paragraph titled “Sector Risk” is added to the section “Goldman Sachs Focused International Equity Fund—Summary—Principal Risks of the Fund” in the Prospectus and “Principal Risks of the Fund” in the Summary Prospectus:

Sector Risk. To the extent the Fund focuses its investments in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

The following replaces in its entirety the first paragraph under “Goldman Sachs Focused International Equity Fund—Summary—Performance” in the Prospectus and “Performance” in the Summary Prospectus:

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class C, Institutional, Service, Investor, Class R6 and Class T Shares compare to those of a broad-based securities market index. Through February 27, 2018, the Fund had been known as the Goldman Sachs Focused International Equity Fund, and certain of its strategies differed. Performance information set forth below reflects the Fund’s former strategies prior to that date. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of the Prospectus.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—Focused International Equity Fund” section of the Prospectus:

The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) (“Net Assets”) in a diversified portfolio of equity investments of non-U.S. issuers that the Investment Adviser believes adhere to the Fund’s environmental, social and governance (“ESG”) criteria. Such equity investments may include exchange-traded funds (“ETFs”), futures and other instruments with similar economic exposures. To the extent required by Securities and Exchange Commission (“SEC”) regulations, shareholders will be provided with sixty days’ notice in the manner prescribed by the SEC before any change in the Fund’s policy to invest at least 80% of its Net Assets in the particular type of investment suggested by its name. The Fund intends to have investments economically tied to at least three countries, not including the United States, and may invest in the securities of issuers in emerging market countries.

The Investment Adviser uses a quantitative and qualitative process to identify, at the time of investment, issuers that satisfy the Fund’s ESG criteria. The Investment Adviser evaluates company ESG performance based on fundamental, proprietary research using internal and external data sources as well as engagement with company management.

The Investment Adviser analyzes individual companies, incorporating the Fund’s ESG criteria as part of a fundamental, bottom-up financial analysis. The Investment Adviser conducts an analysis of the issuer’s corporate governance factors and a range of environmental and social factors that may vary by sector, alongside traditional fundamental metrics. The Investment Adviser engages in active dialogues with company management teams to further inform investment decision-making and to foster best corporate governance practices using its fundamental and ESG analysis.

The Investment Adviser’s process begins with an investment universe comprising the stocks held in the MSCI EAFE Index and its own research coverage. The Investment Adviser then seeks to avoid what the Investment Adviser believes to be structurally unattractive market segments, industries that do not meet the Fund’s ESG criteria, and particular companies with weak corporate governance that are involved in, and/or derive significant revenue from, certain industries or product lines, including:

⬛	gambling,
⬛	adult entertainment,
⬛	alcohol,
⬛	tobacco,
⬛	coal, and
⬛	weapons.

Finally, the Investment Adviser selects a portfolio of stocks based on its research, proprietary valuation, ESG analysis, and dialogues with company management. The Investment Advisor seeks to identify companies that exhibit the strongest combination of sound ESG business practices and discount to intrinsic value, with a particular focus on best corporate governance practices. These corporate governance considerations may include:

⬛	quality of earnings;
⬛	concern for shareholder interests and minority shareholder rights;
⬛	unethical business conduct, for example unethical methods of obtaining contracts and/or close connections with authorities;
⬛	board structure;
⬛	board diversity;
⬛	executive management team, for example CEO/CFO effectiveness and acting in interest of shareholders; and
⬛	executive compensation.

Environmental and social considerations may include:

⬛	environmental and social reporting, disclosure and transparency;
⬛	material environmental litigation and/or controversies;
⬛	material social litigation and/or controversies;
⬛	labor practices, for example track record in treatment of employees and supply chain management;

⬛	human rights considerations; and
⬛	climate change policies and environmental practices.

The Investment Adviser may sell holdings for several reasons, including, among others, changes in a company’s fundamentals or earnings, a company no longer meeting the Fund’s ESG criteria, or a company otherwise failing to conform to the Investment Adviser’s investment philosophy.

The Fund may allocate its assets among countries as determined by the Investment Adviser from time to time provided that the Fund’s assets are invested in at least three foreign countries. The Fund expects to invest a substantial portion of its assets in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. In addition, the Fund may also invest in the securities of issuers located in emerging countries. Emerging countries are generally located in Africa, Asia, the Middle East, Eastern Europe and Central and South America.

The Fund may also invest up to 20% of its Net Assets in fixed income securities, such as government, corporate and bank debt obligations.

The following replaces in its entirety the “Investment Management Approach—Principal Investment Strategies—All Funds” section of the Prospectus:

In determining whether an issuer is economically tied to a country other than the United States, the Investment Adviser will consider whether the issuer:

⬛	Has a class of securities whose principal securities market is in a country other than the United States;
⬛	Has its principal office in a country other than the United States;
⬛	Derives 50% or more of its total revenue or profit from goods produced, sales made or services provided in one or more countries other than the United States;
⬛	Maintains 50% or more of its assets in one or more countries other than the United States; or
⬛	Is otherwise determined to be economically tied to a country other than the United States by the Investment Adviser in its discretion. For example, the Investment Adviser may use the classifications assigned by third parties, including an issuer’s “country of risk” as determined by Bloomberg or the classifications assigned to an issuer by a Fund’s benchmark index provider. These classifications are generally based on a number of criteria, including an issuer’s country of domicile, the primary stock exchange on which an issuer’s securities trade, the location from which the majority of an issuer’s revenue is derived, and an issuer’s reporting currency. Although the Investment Adviser may rely on these classifications, it is not required to do so.

Each Fund’s benchmark index is the MSCI EAFE Index (Net, USD, Unhedged). The MSCI EAFE Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US and Canada. The MSCI EAFE Index (Net, USD, Unhedged) consists of the following 21 developed market country indices as of the date of the Prospectus: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland,

Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The MSCI EAFE Index (Net, USD, Unhedged) approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI EAFE Index (Net, USD, Unhedged) does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses.

The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds’ principal investment strategies in attempting to respond to adverse market, political or other conditions. For temporary defensive purposes, each Fund may invest up to 100% of its total assets in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government Securities”), commercial paper rated at least A-2 by Standard & Poor’s Ratings Services Group (“Standard & Poor’s”), P-2 by Moody’s Investors Service, Inc. (“Moody’s”) or having a comparable credit rating by another nationally recognized statistical rating organization (“NRSRO”) (or if unrated, determined by the Investment Adviser to be of comparable credit quality), certificates of deposit, bankers’ acceptances, repurchase agreements, non-convertible preferred stocks and non-convertible corporate bonds with a remaining maturity of less than one year, ETFs and other investment companies and cash items. When a Fund’s assets are invested in such instruments, the Fund may not be achieving its investment objective.

The following replaces in its entirety the “Risks of the Funds” chart with respect to the Fund in the Prospectus:

✓	Principal Risk
•	Additional Risk

International Equity ESG Fund

Credit/Default	•

Derivatives	•

Emerging Countries	✓

ESG Standards Risk	✓

Foreign	✓

Foreign Custody Risk	✓

Geographic	•

Interest Rate	•

Investment Style	•

IPO	•

Issuer Concentration Risk	✓

Large Shareholder Transactions	✓

Liquidity	•

Management	•

Market	✓

Mid-Cap and Small-Cap	•

Net Asset Value (“NAV”)	•

Non-Investment Grade Fixed Income Securities	•

Sector	✓

Stock	✓

The following paragraph titled “ESG Standards Risk” is added to the “Risks of the Funds” section in the Prospectus:

ESG Standards Risk—The International Equity ESG Fund’s adherence to its ESG standards when selecting investments may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG standards may also affect the Fund’s performance relative to similar funds that do not adhere to such standards. Additionally, identifying and selecting equity investments in emerging country issuers that adhere to the ESG standards often require subjective analysis and may be relatively more difficult than applying the ESG standards to equity investments of all issuers. Certain investments may be dependent on U.S. and foreign government policies, including tax incentives and subsidies.

The exclusionary criteria related to the Fund’s ESG criteria may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. In particular, the Fund’s exclusion of investments in companies with significant fossil fuel exposure may adversely affect the Fund’s relative performance at times when such investments are performing well. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. In addition, the Fund’s investments in certain companies may be susceptible to various factors that may impact their businesses or operations, including costs associated with government budgetary constraints that impact publicly funded projects and clean energy initiatives, the effects of general economic conditions throughout the world, increased competition from other providers of services, unfavorable tax laws or accounting policies and high leverage. The Fund’s ESG criteria seek to identify companies that it believes may have a positive societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Fund’s ESG criteria may be changed without shareholder approval.

The following paragraph titled “ESG Securities” is added to the “Description of Investment Securities and Practices” section of the SAI:

ESG Securities

    The International Equity ESG Fund will invest in securities of issuers that meet the Fund’s ESG criteria. The Investment Adviser’s adherence to the Fund’s ESG standards when selecting investments for the Fund may affect the Fund’s exposure to certain companies, sectors, regions, and countries and may affect the Fund’s performance depending on whether such investments are in or out of favor. Adhering to the ESG standards may also affect the Fund’s performance relative to similar funds that do not adhere to such standards. Additionally, identifying and selecting equity investments in emerging country issuers that adhere to the ESG standards may be relatively more difficult than applying the ESG standards to equity investments of all issuers. The exclusionary criteria related to the Fund’s ESG standards may result in the Fund’s forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. The Fund will vote proxies in a manner that is consistent with its ESG criteria, which may not always be consistent with maximizing short-term performance of the issuer. The Fund may invest in companies that do not reflect the beliefs and values of any particular investor. The Fund’s ESG criteria may be changed without shareholder approval.

The following paragraph titled “Sector Risk” is added to the “Risks of the Funds” section in the Prospectus:

Sector Risk—To the extent the International Equity ESG Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund will be subject, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

* * *

This Supplement should be retained with the Prospectus, Summary Prospectus and SAI for future reference.

EQINT1NMEOPSCHG 12-17